Accounts Payable and Accrued Expenses (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Accounts Payable And Accrued Expenses Details
Accounts payable - Unrelated	$ 1,779	$ 5,507
Payable for assets acquired (Note 11)		137,314
Deferred revenue	19,883	25,558
Accrued liabilities	10,000	9,206
Total unrelated	31,662	177,585
Accounts payable - related	20,111
Accrued Interest - related	6,906	1,940
Total related	27,017	1,940
Total	$ 58,679	$ 179,525